Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Statement of Stockholders' Equity [Abstract]
Change in postretirement benefit obligations, tax	$ 243	$ 98	$ 192
Change in valuation of interest rate swap, tax	$ 43	$ 0	$ 0